Inventories, Including Long-Term Mill and Leach Stockpiles (Unaudited)	3 Months Ended
Mar. 31, 2016
Inventories, Including Long Term Mill and Leach Stockpiles [Abstract]
Inventories, Including Long-Term Mill and Leach Stockpiles
INVENTORIES, INCLUDING LONG-TERM MILL AND LEACH STOCKPILES
The components of inventories follow (in millions):

	March 31, 2016	December 31, 2015
Current inventories:
Mill stockpiles	$139	$137
Leach stockpiles	1,317	1,402
Total current mill and leach stockpiles	$1,456	$1,539

Total materials and supplies, net[a]	$1,445	$1,594

Raw materials (primarily concentrate)	$247	$220
Work-in-process	118	108
Finished goods	709	743
Total product inventories	$1,074	$1,071

Long-term inventories:
Mill stockpiles	$521	$480
Leach stockpiles	1,182	1,183
Total long-term mill and leach stockpiles[b]	$1,703	$1,663

a.	Materials and supplies inventory was net of obsolescence reserves totaling $27 million at March 31, 2016, and $26 million at December 31, 2015.

b.	Estimated metals in stockpiles not expected to be recovered within the next 12 months.